Capital Disclosures	12 Months Ended
Dec. 31, 2025
Capital Disclosures [Abstract]
CAPITAL DISCLOSURES

29. CAPITAL DISCLOSURES

The Company’s financial strategy is designed to maintain compliance with the financial covenant under its Senior Secured Credit Facilities (Note 24), and to maximize returns to its shareholders and other stakeholders. The Company meets these objectives through regular monitoring of the financial covenant and operating results on a quarterly basis. The Company’s overall financial strategy remains unchanged from 2024.

The Company defines its capital as Telesat Corporation’s shareholders’ equity (comprising issued share capital, accumulated earnings and excluding reserves), non-controlling interest and debt financing (comprising indebtedness and excluding deferred financing costs, prepayment options and loss on repayment as defined in Note 24).

The Company’s capital was as follows:

As at December 31,	2025	2024
Shareholders’ equity (excluding reserves)	$400,811	$526,415
Non-controlling interest	$1,238,776	$1,786,425
Debt financing (excluding deferred financing costs, prepayment options, warrants and loss on repayment)	$3,660,787	$3,098,058

The Company’s operating results are tracked against budget on a regular basis, and this analysis is reviewed by senior management.